Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements contained herein have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to SEC rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. Accordingly, the condensed consolidated financial statements reflect all normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the results of interim periods and may not include all disclosures required by accounting principles generally accepted in the United States (“GAAP”). The information as of September 30, 2025, and for the three and nine months ended September 30, 2025, is unaudited, whereas the consolidated balance sheet as of December 31, 2024, is derived from the Company’s audited condensed consolidated financial statements as of that date. These condensed consolidated financial statements and notes hereto should be read in conjunction with the consolidated financial statements and notes thereto included in the audited financial statements for the year ended December 31, 2024, included on Form S-1, filed with the SEC on February 26, 2025.

The results of operations for the interim periods presented are not necessarily indicative of results to be expected for any other interim period or for the year.

Principles of consolidation

Principles of consolidation

The accompanying condensed consolidated financial statements and related notes to the condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

In preparing the Company’s financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash

Cash and cash equivalents

The Company, from time to time during the period covered by these financial statements, may have had bank account balances in excess of federally insured limits. The Company has not experienced losses in such accounts. For the statements of cash flows, the Company considers all short-term investments purchased with a maturity of three months or less to be cash equivalents. At September 30, 2025 and December 31, 2024, the Company has money market funds in the amount of approximately $12,000 and $25,000, respectively.

Deferred offering costs

Deferred offering costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A “Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the condensed consolidated balance sheet dated December 31, 2024 that are related to the planned public offering of its securities (See Note 3). These costs have been capitalized and were recognized in equity upon the completion of the securities offering. At September 30, 2025, deferred offering costs consist of the fair value of shares issued in conjunction with the issuance of an equity purchase agreement. These costs have been capitalized and are being amortized over the term of the availability of the equity purchase agreement (Note 6). If planned offerings are terminated, the related capitalized deferred offering costs are written off.

Debt issuance costs

Debt issuance costs

Debt issuance costs represent costs directly attributable to warrants issued for a line of credit commitment. Such costs represent the fair value of warrants issued to the debt facility provider and are amortized to the statement of operations on a straight-line basis which approximates the effective interest rate method, over the term of the debt instrument. The debt issuance costs, net of accumulated amortization, are classified as a long-term asset until the Company begins to draw funds from the debt facility, in accordance with ASC 815: “Derivatives and Hedging”. At such time, the pro-rata portion of amounts borrowed as compared to the total debt facility will be reclassified as a contra-debt account.

Warrants

Warrants

The Company evaluates the terms of warrants issued and determines if the instrument requires liability or equity accounting classification under ASC 815: Derivatives and Hedging and ASC 480: “Distinguishing Liabilities from Equity”.

Leases

Leases

The Company classifies its leases either as operating or financing lease at inception. The company has an operating lease. This lease is recorded as an operating lease, right of use (ROU) assets and operating lease liabilities on the accompanying consolidated balance sheets.

Operating lease ROU assets and the related lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The operating lease ROU assets also include lease incentives and initial direct costs incurred. For operating leases, interest on the lease liability and the amortization of ROU asset result in straight-line rent expense over the lease term. Leases may include options to extend or terminate the lease which are included in the ROU operating lease assets and operating lease liability when they are reasonably certain of exercise. Certain leases include lease and non-leased components, which are accounted for as one single lease component. Operating lease expense associated with minimum lease payments is recognized on a straight-line basis over the lease term.

Fair value measurements

Fair value measurements

FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, representing the assumptions the buyer and seller use in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that the buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs the buyer and seller would use to price the asset or liability developed based on the best information available in the circumstances.

The Company’s money market funds are valued at quoted prices in active markets and are classified as Level 1 within the fair value hierarchy. The carrying value of the Company’s accounts payable approximates its fair value because of the short-term nature of these financial instruments. The note payable - related party is reported at fair value as the Company elected the fair value option for such a note (see Note 4).

The fair value hierarchy is categorized into three levels based on the inputs as follows:

●	Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, the valuation of these securities does not entail a significant degree of judgment.

●	Level 2 — Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by the market through correlation or other means.

●	Level 3 — Valuations based on unobservable inputs and significant to the overall fair value measurement.

Revenue

Revenue

The Company recognized point-in-time revenue of $0 and $39,990 for the three and nine months ended September 30, 2025, and $0 and $63,000 for the three and nine months ended September 30, 2024, respectively, for the right to try its technology in compassion use cases where the Company has no further performance obligations.

Research and development

Research and development

Research and development costs are expensed as incurred. Research and development expenses include personnel costs associated with research and development activities, including third-party contractors performing research, conducting clinical trials, and manufacturing drug supplies and materials.

Patent costs

Patent costs

All patent-related costs incurred in filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as legal and professional expenses in the accompanying consolidated statements of operations.

Share-based compensation

Share-based compensation

The Company has granted stock options and common stock to employees, non-employee consultants and non-employee members of our Board of Directors. The Company measures the compensation cost associated with all share-based payments based on the grant date fair values. Compensation costs associated with grants of common stock are measured at fair value at the date of grant, which has historically been the most recent price paid by investors to purchase shares of the Company’s common stock prior to such grant. The Company recognizes share-based compensation expense over the requisite service period of each award, which generally equals the vesting period, using the straight-line method for awards that contain only service conditions. If the stock grant is contingent upon events that have not yet happened, then the grant is not considered issued. If an award holder leaves the company prior to vesting, and adjustment of the compensation expense will be made to reflect only those awards that vested.

The Company recognizes the stock-based compensation expense for the restricted stock units (“RSU”) based upon the fair value of the common stock at the date of the grant. The expense is recognized over the service period provided in the RSU awards, however expense will not be recognized until the listing date (“Listing Date”), as prior to such date it was not probable that condition to commence vesting would be met.

When the vesting contingency is met, the Company will commence to recognize expense related to the RSU’s. For time based vested RSU’s, the expense will be recognized on a straight-line basis from the grant date to the last vesting date. The expense recognized will include the expense from the date of the grant over the total vesting period and reflect the portion attributable to the service provided prior to the listing. For performance based RSU’s, the Company will determine the probability of the contingency being met each quarter end based upon an assessment of progress made under such performance criteria.

Net loss per share

Net loss per share

Basic net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the sum of the weighted average number of common stock outstanding during the period. For periods in which the Company reports a net loss, the diluted net loss per share is the same as basic net loss per share.

For the nine months ended September 30, 2025 there are potentially dilutive securities outstanding of 3,010,000 potentially dilutive restricted stock units which are not included in the diluted net loss per share calculation since their effect is anti-dilutive. For the nine months ended September 30, 2024, respectively, there were no potentially dilutive warrants outstanding and no potentially dilutive restricted stock units.

Income taxes

Income taxes

The Company recognizes federal, state, and foreign current tax liabilities or assets based on its estimate of taxes payable to or refundable by tax authorities in the current fiscal year. For the periods ended September 30, 2025 and 2024, there is no current tax provision due to losses generated. The Company also recognizes federal and state deferred tax liabilities or assets based on the Company’s estimate of future tax effects attributable to temporary differences and carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years those temporary differences are expected to be recovered or settled.

Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. The Company evaluates deferred income taxes quarterly to determine if valuation allowances are required by considering available evidence. If the Company is unable to generate sufficient future taxable income in certain tax jurisdictions, or if there is a material change in the actual effective tax rates or time period within which the underlying temporary differences become taxable or deductible, the Company could be required to increase its valuation allowance against its deferred tax assets which could result in an increase in the Company’s effective tax rate and an adverse impact on operating results. The Company will continue to evaluate the necessity of the valuation allowance based on the remaining deferred tax assets. The difference between the statutory and effective rates for the three and nine months ended September 30, 2025 and 2024 is a result of the Company applying a full valuation allowance against any deferred tax assets as a result of net operating losses due to uncertainties surrounding the usability of such net operating losses. The ability to utilize such net operating loss carry forwards may be limited due to possible changes in ownership as defined under Internal Revenue Code section 382.

The Company follows the accounting guidance related to financial statement recognition, measurement and disclosure of uncertain tax positions. The Company recognizes the impact of an uncertain income tax position on an income tax return at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it is less than 50% likely to be sustained. Uncertain tax positions are recognized in the first subsequent financial reporting period in which that threshold is met or from changes in circumstances such as the expiration of applicable statutes of limitations. The Company will recognize interest and penalties related to tax positions in income tax expense.

Segment Reporting

Segment Reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The standard expands reportable segment disclosure requirements for public business entities primarily through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit (referred to as the “significant expense principle”). The standard has been adopted for our fiscal year 2024 annual financial statements and interim financial statements thereafter and have applied this standard retrospectively for all prior periods presented in the financial statements.

Reclassifications

Reclassifications

Certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Such reclassifications did not impact net income as previously reported.

NEONC TECHNOLOGIES HOLDINGS, INC.
Basis of presentation

Basis of presentation

These accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), including all pronouncements of the U.S. Securities and Exchange Commission applicable to annual financial statements.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements and related notes to the consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

Use of estimates

In preparing the Company’s financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash

Cash

The Company, from time to time during the period covered by these financial statements, may have had bank account balances in excess of federally insured limits. The Company has not experienced losses in such accounts. For the statements of cash flows, the Company considers all short-term investments purchased with a maturity of three months or less to be cash equivalents. At December 31, 2024 and 2023, the Company did not have any cash equivalents.

Deferred offering costs

Deferred offering costs

The Company complies with the requirements of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A “Expenses of Offering”. Offering costs consist principally of professional and registration fees incurred through the balance sheet dated December 31, 2024 that are related to the planned public offering of its securities (See Note 3). These costs have been capitalized and are expected to be recognized in equity upon the completion of the securities offering. If planned offerings are terminated, the related capitalized deferred offering costs are written off.

Debt issuance costs

Debt issuance costs

Debt issuance costs represent costs directly attributable to warrants issued for a line of credit commitment. Such costs represent the fair value of warrants issued to the debt facility provider, and are amortized to the statement of operations on a straight-line basis which approximates the effective interest rate method, over the term of the debt instrument. The debt issuance costs, net of accumulated amortization is classified as a long-term asset until the Company begins to draw funds from the debt facility in accordance with ASC 815: Derivatives and Hedging. At such time, the pro-rata portion of amounts borrowed as compared to the total debt facility will be reclassified as a contra-debt account.

Warrants

Warrants

The Company evaluates the terms of warrants issued and determines if the instrument requires liability or equity accounting classification under ASC 815: Derivatives and Hedging and ASC 480: Distinguishing Liabilities from Equity.

Leases

Leases

The Company classifies its leases either as operating or financing lease at inception. The company has an operating lease. This lease is recorded as an operating lease, right of use (ROU) assets and operating lease liabilities on the accompanying consolidated balance sheets.

Operating lease ROU assets and the related lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The operating lease ROU assets also include lease incentives and initial direct costs incurred. For operating leases, interest on the lease liability and the amortization of ROU asset result in straight-line rent expense over the lease term. Leases may include options to extend or terminate the lease which are included in the ROU operating lease assets and operating lease liability when they are reasonably certain of exercise. Certain leases include lease and non-leased components, which are accounted for as one single lease component. Operating lease expense associated with minimum lease payments is recognized on a straight-line basis over the lease term.

Fair value measurements

Fair value measurements

FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, representing the assumptions the buyer and seller use in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that the buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs the buyer and seller would use to price the asset or liability developed based on the best information available in the circumstances.

The carrying value of the Company’s accounts payable approximates its fair value because of the short-term nature of these financial instruments. The note payable - related party is reported at fair value as the Company elected the fair value option for such note (see Note 4).

The fair value hierarchy is categorized into three levels based on the inputs as follows:

●	Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, the valuation of these securities does not entail a significant degree of judgment.

●	Level 2 - Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by the market through correlation or other means.

●	Level 3 - Valuations based on unobservable inputs and significant to the overall fair value measurement.

Revenue

Revenue

The Company recognized point-in-time revenue of $83,000 and $70,462 for the years ended December 31, 2024 and 2023, respectively, for the sale/license of technology where the Company has no further performance obligations.

Research and development

Research and development

Research and development costs are expensed as incurred. Research and development expenses include personnel costs associated with research and development activities, including third-party contractors performing research, conducting clinical trials, and manufacturing drug supplies and materials.

Patent costs

Patent costs

All patent-related costs incurred in filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as legal and professional expenses in the accompanying consolidated statements of operations.

Share-based compensation

Share-based compensation

The Company has granted stock options and common shares to employees, non-employee consultants and non-employee members of our Board of Directors. The Company measures the compensation cost associated with all share-based payments based on the grant date fair values. Compensation costs associated with grants of common shares are measured at fair value at the date of grant, which has historically been the most recent price paid by investors to purchase shares of the Company’s common stock prior to such grant. The Company recognizes share-based compensation expense over the requisite service period of each award, which generally equals the vesting period, using the straight-line method for awards that contain only service conditions. If the stock grant is contingent upon events that have not yet happened, then the grant is not considered issued.

Net loss per share

Net loss per share

Basic net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the sum of the weighted average number of common shares outstanding during the period. For periods in which the Company reports a net loss, the diluted net loss per share is the same as basic net loss per share.

For the year ended December 31, 2024, there are potentially dilutive securities outstanding of 312,500 warrants and 3,060,000 restricted stock units, which are not included in the diluted net loss per share calculation since their effect is anti-dilutive.

For the year ended December 31, 2023, there are no potentially dilutive securities outstanding.

Income taxes

Income taxes

The Company recognizes federal, state, and foreign current tax liabilities or assets based on its estimate of taxes payable to or refundable by tax authorities in the current fiscal year. The Company also recognizes federal and state deferred tax liabilities or assets based on the Company’s estimate of future tax effects attributable to temporary differences and carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years those temporary differences are expected to be recovered or settled.

Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. The Company evaluates deferred income taxes quarterly to determine if valuation allowances are required by considering available evidence. If the Company is unable to generate sufficient future taxable income in certain tax jurisdictions, or if there is a material change in the actual effective tax rates or time period within which the underlying temporary differences become taxable or deductible, the Company could be required to increase its valuation allowance against its deferred tax assets which could result in an increase in the Company’s effective tax rate and an adverse impact on operating results. The Company will continue to evaluate the necessity of the valuation allowance based on the remaining deferred tax assets. The difference between the statutory and effective rates for the years ended December 31, 2024 and 2023 is a result of the Company applying a full valuation allowance against any deferred tax assets as a result of net operating losses due to uncertainties surrounding the usability of such net operating losses.

The Company follows the accounting guidance related to financial statement recognition, measurement and disclosure of uncertain tax positions. The Company recognizes the impact of an uncertain income tax position on an income tax return at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it is less than 50% likely to be sustained. Uncertain tax positions are recognized in the first subsequent financial reporting period in which that threshold is met or from changes in circumstances such as the expiration of applicable statutes of limitations. The Company will recognize interest and penalties related to tax positions in income tax expense.

Segment Reporting

Segment Reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The standard expands reportable segment disclosure requirements for public business entities primarily through enhanced disclosures about significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit (referred to as the “significant expense principle”). The standard has been adopted for our fiscal year 2024 annual financial statements and interim financial statements thereafter and have applied this standard retrospectively for all prior periods presented in the financial statements.

Notes payable

Notes payable

The Company has elected to account for notes payable to a shareholder using the fair value option in accordance with the guidance contained in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 825-10-25. The fair value option provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments, and written loan commitments. See Note 4 for additional information.

The Original Issue Discount (“OID”) to be earned under the bridge loan is recognized ratably over the term of each draw-down under the loan through the maturity date.

Licenses of intellectual property (“IP”)

Licenses of intellectual property (“IP”)

The Company evaluates intellectual property licensing agreements in accordance with ASC 808, Collaborative Arrangements. If the license to the Company’s IP is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from consideration allocated to the license when the license is transferred to the customer, and the customer can use and benefit from the licenses. For licenses that are combined with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measurement of performance and related revenue recognition. Determining the revenue recognition of IP licenses requires significant judgment and is discussed in further detail for each of the Company’s license and collaboration agreements in Note 5.

At the inception of each arrangement that includes development or regulatory milestone payments, the Company evaluates the probability of reaching the milestones. The Company estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal will not occur in the future, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s control or the licensee’s, such as regulatory approvals, are not considered probable of being achieved until those approvals are received.

Therefore, revenue recognized is constrained as management cannot assert that a revenue reversal would not be possible. The transaction price is then allocated to each performance obligation on a residual basis. The Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Company re-evaluates the probability of achieving such development milestones and any related constraints. The Company adjusts its estimate of the overall transaction price if necessary. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the adjustment period. To date, the Company has not recognized any milestone revenue resulting from any of its agreements.

When performance obligations are not required of the Company or following the completion of the performance obligation period, such amounts are recognized as revenue upon transfer of control of the goods or services to the customer. Generally, all amounts received or due other than sales-based milestones and royalties are classified as license and collaboration revenue.

Sales-based milestones and royalties will be recognized as royalty revenue at the later of when the related sales occur or when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).